Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: December 10, 2025

Payment Date	12/15/2025
Collection Period Start	11/1/2025
Collection Period End	11/30/2025
Interest Period Start	11/17/2025
Interest Period End	12/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$297,313,700.57	$19,365,753.87	$277,947,946.70	0.702314	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$394,343,700.57	$19,365,753.87	$374,977,946.70

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$429,662,826.16	$408,368,985.12	0.332285
YSOC Amount	$32,498,917.30	$30,570,830.13
Adjusted Pool Balance	$397,163,908.86	$377,798,154.99
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.73202%	ACT/360	$—
Class A-3 Notes	$297,313,700.57	5.82000%	30/360	$1,441,971.45
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$394,343,700.57			$1,879,050.29

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$429,662,826.16	$408,368,985.12
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$397,163,908.86	$377,798,154.99
Number of Receivables Outstanding	31,728	31,059
Weighted Average Contract Rate	5.20%	5.20%
Weighted Average Remaining Term (months)	32.3	31.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,805,551.40
Principal Collections	$20,965,146.54
Liquidation Proceeds	$122,799.61
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,893,497.55
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,893,497.55

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$358,052.36	$358,052.36	$—	$—	$22,535,445.19
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,535,445.19
Interest - Class A-2a Notes	$—	$—	$—	$—	$22,535,445.19
Interest - Class A-2b Notes	$—	$—	$—	$—	$22,535,445.19
Interest - Class A-3 Notes	$1,441,971.45	$1,441,971.45	$—	$—	$21,093,473.74
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$20,791,071.41
First Allocation of Principal	$—	$—	$—	$—	$20,791,071.41
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$20,746,179.24
Second Allocation of Principal	$—	$—	$—	$—	$20,746,179.24
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$20,701,287.07
Third Allocation of Principal	$5,275,545.58	$5,275,545.58	$—	$—	$15,425,741.49
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,380,849.32
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,110,849.32
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,110,849.32
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,290,641.03
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,290,641.03
Remaining Funds to Certificates	$1,290,641.03	$1,290,641.03	$—	$—	$—
Total	$22,893,497.55	$22,893,497.55	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$32,498,917.30
Increase/(Decrease)	$(1,928,087.17)
Ending YSOC Amount	$30,570,830.13

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$397,163,908.86	$377,798,154.99
Note Balance	$394,343,700.57	$374,977,946.70
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	24	$328,694.50
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	118	$122,799.61
Monthly Net Losses (Liquidation Proceeds)			$205,894.89
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.54%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.01%
Current Collection Period			0.59%
Four-Month Average Net Loss Ratio			0.36%
Cumulative Net Losses for All Periods			$3,123,870.29
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	67	$1,158,359.17
60-89 Days Delinquent	0.11%	27	$461,413.38
90-119 Days Delinquent	0.03%	7	$118,686.58
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	101	$1,738,459.13

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$53,917.75
Total Repossessed Inventory		10	$181,783.70

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$580,099.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.10%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.50	0.12%	31	0.10%